Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Nov. 30, 2014		Nov. 30, 2013		Aug. 31, 2014		Aug. 31, 2013		Aug. 31, 2012
Net Income	$ 13,378		$ 15,286		$ 56,992		$ 27,328		$ 52,049
Foreign currency translation gains (losses)	(25,615)		11,868		4,987		4,174		(46,647)
Net change in net actuarial gains (losses), net of tax of $8,262 in 2014, $55 in 2013 and $4,204 in 2012 and Net change in prior period service (costs) credits, net of tax of $0	336		119
Other comprehensive income (loss)	(25,279)	[1]	11,987	[1]	(17,460)	[1]	6,448	[1]	(56,018)
Comprehensive income (loss)	(11,901)		27,273		39,532		33,776		(3,969)
Less: comprehensive income (loss) attributable to noncontrolling interests	196		185		712		1,074		1,072
Comprehensive income (loss) attributable to A. Schulman, Inc.	(12,097)		27,088		38,820		32,702		(5,041)
Net Change in Net Actuarial Gains (Losses) [Member]
Net change in net actuarial gains (losses), net of tax of $8,262 in 2014, $55 in 2013 and $4,204 in 2012 and Net change in prior period service (costs) credits, net of tax of $0					(21,813)		2,710		(6,200)
Net Change in Prior Service (Costs) Credit [Member]
Net change in net actuarial gains (losses), net of tax of $8,262 in 2014, $55 in 2013 and $4,204 in 2012 and Net change in prior period service (costs) credits, net of tax of $0					$ (634)		$ (436)		$ (3,171)

[1]	All amounts presented are net of tax. All tax amounts are related to pension and other retiree benefits.